Cover	Mar. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2024
Entity File Number	333-225797-01
Entity Registrant Name	Prosper Marketplace, Inc.
Entity Central Index Key	0001416265
Entity Tax Identification Number	73-1733867
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	221 Main Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	593-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false